Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Hyperion facility Secured Debt
Restricted cash
Restricted cash	$ 546,690	$ 464,824	$ 41,500